SUBSEQUENT EVENTS (Details) - shares	Sep. 08, 2021	Apr. 06, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Increase Decrease Through Acquisition Of Subsidiary, Shares	1,039,192	5,045,873